Mining interests - Carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Mining Interests
Property, plant and equipment	$ 1,863.9	$ 1,787.9
New Afton
Mining Interests
Property, plant and equipment	922.4	818.6
Rainy River
Mining Interests
Property, plant and equipment	939.3	966.7
Other
Mining Interests
Property, plant and equipment	2.2	2.6
Depletable
Mining Interests
Property, plant and equipment	797.4	740.2
Depletable | New Afton
Mining Interests
Property, plant and equipment	402.8	396.5
Depletable | Rainy River
Mining Interests
Property, plant and equipment	394.6	343.7
Depletable | Other
Mining Interests
Property, plant and equipment	0.0	0.0
Non- depletable
Mining Interests
Property, plant and equipment	237.9	261.0
Non- depletable | New Afton
Mining Interests
Property, plant and equipment	230.9	224.0
Non- depletable | Rainy River
Mining Interests
Property, plant and equipment	5.9	35.9
Non- depletable | Other
Mining Interests
Property, plant and equipment	1.1	1.1
Plant & equipment
Mining Interests
Property, plant and equipment	739.5	668.6
Plant & equipment | New Afton
Mining Interests
Property, plant and equipment	271.5	154.0
Plant & equipment | Rainy River
Mining Interests
Property, plant and equipment	466.9	513.1
Plant & equipment | Other
Mining Interests
Property, plant and equipment	1.1	1.5
Construction in progress
Mining Interests
Property, plant and equipment	89.1	118.1
Construction in progress | New Afton
Mining Interests
Property, plant and equipment	17.2	44.1
Construction in progress | Rainy River
Mining Interests
Property, plant and equipment	71.9	74.0
Construction in progress | Other
Mining Interests
Property, plant and equipment	$ 0.0	$ 0.0